Related Party Transactions - Schedule of Loan Granted to Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans and accounts receivable from customers
Loans and receivables to customers, net	$ 14,231	$ 62,261
Productive Companies [member]
Loans and accounts receivable from customers
Commercial loans	109,840	170,873
Allowance for loan losses	(1,705)	(2,550)
Loans and receivables to customers, net	108,135	168,323
Productive Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	109,840	170,873
Investment Companies [member]
Loans and accounts receivable from customers
Commercial loans	11,910	64,073
Allowance for loan losses	(134)	(70)
Loans and receivables to customers, net	11,776	64,003
Investment Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	11,910	64,073
Individuals [member]
Loans and accounts receivable from customers
Commercial loans	43,460	31,075
Allowance for loan losses	(283)	(63)
Loans and receivables to customers, net	43,177	31,012
Individuals [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	5,054	3,960
Individuals [member] | Mortgages loans [member]
Loans and accounts receivable from customers
Commercial loans	29,419	21,154
Individuals [member] | Consumer loans [member]
Loans and accounts receivable from customers
Commercial loans	$ 8,987	$ 5,961